The Company discloses its statement of income by function and thus presents below the details by nature: (Details) - BRL (R$) R$ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Costs of sales
Raw materials and supplies	[1]	R$ 7,370,370	R$ 5,417,106	R$ 20,634,986	R$ 15,140,087
Salaries and employees benefits		1,106,742	1,060,402	3,210,703	3,007,577
Depreciation		529,589	466,876	1,537,582	1,379,928
Amortization		32,106	40,500	103,626	98,083
Other		726,496	613,249	2,086,342	1,793,580
Costs of sales		9,765,303	7,598,133	27,573,239	21,419,255
Sales expenses
Indirect and direct logistics expenses		835,633	619,365	2,251,726	1,827,774
Marketing		166,046	137,473	482,650	427,706
Salaries and employees benefits		362,960	363,920	1,059,427	1,035,654
Depreciation		81,781	49,703	273,804	160,816
Amortization		21,971	27,454	76,121	70,166
Other		179,370	168,554	481,171	489,576
Sales expenses		1,647,761	1,366,469	4,624,899	4,011,692
Administrative expenses
Salaries and employees benefits		92,080	91,931	276,389	247,770
Fees		14,977	12,387	39,801	41,600
Depreciation		8,176	13,917	34,882	35,544
Amortization		7,212	13,255	30,278	28,968
Other		99,262	85,858	192,616	196,491
Administrative expenses		R$ 221,707	R$ 217,348	R$ 573,966	R$ 550,373

[1]	Includes recoveries of PIS and COFINS taxes on inputs and export credits in the amount of R$43,817 for the nine-month period ended on September 30, 2021 (null in the same period of the previous year).